LVIP American Growth-Income Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	23,610,021	$1,619,647,424
Total Investment Company (Cost $1,094,949,587)		1,619,647,424

TOTAL INVESTMENTS–100.05% (Cost $1,094,949,587)	1,619,647,424
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(767,924)
NET ASSETS APPLICABLE TO 54,293,916 SHARES OUTSTANDING–100.00%	$1,618,879,500

✢Class 1 shares.
LVIP American Growth-Income Fund–1